General and Administration Expenses-Related Party	12 Months Ended
Dec. 31, 2011
General and Administration Expenses-Related Party Disclosure [Abstract]
General and Administration Expenses - Related Party [Text Block]

20.	General and Administration Expenses - Related Party:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2010	2009
Office rental (Note 3(d))	603	697	726
Administrative fee (Note 3(a))	-	-	16
Total	603	697	742